Risk Management (Details 10) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Scenario 1 | Interest rate in Reais
Sensitivity Analysis - Trading and Banking Portfolio
Risk Factors	[1]	R$ (14,670)	R$ (16,141)
Definition		Exposure subject to variations in fixed interest rates and interest rate coupons	Exposure subject to variations in fixed interest rates and interest rate coupons
Scenario 1 | Price indexes
Sensitivity Analysis - Trading and Banking Portfolio
Risk Factors	[1]	R$ (16,840)	R$ (8,410)
Definition		Exposure subject to variations in price index coupon rates	Exposure subject to variations in price index coupon rates
Scenario 1 | Exchange coupon
Sensitivity Analysis - Trading and Banking Portfolio
Risk Factors	[1]	R$ (1,035)	R$ (1,368)
Definition		Exposure subject to variations in foreign currency coupon rates	Exposure subject to variations in foreign currency coupon rates
Scenario 1 | Foreign Currency
Sensitivity Analysis - Trading and Banking Portfolio
Risk Factors	[1]	R$ (3,136)	R$ (407)
Definition		Exposure subject to exchange rate variations	Exposure subject to exchange rate variations
Scenario 1 | Equities
Sensitivity Analysis - Trading and Banking Portfolio
Risk Factors	[1]	R$ (28,808)	R$ (21,229)
Definition		Exposure subject to variation in stock prices	Exposure subject to variation in stock prices
Scenario 1 | Sovereign/Eurobonds and Treasuries
Sensitivity Analysis - Trading and Banking Portfolio
Risk Factors	[1]	R$ (1,399)	R$ (1,762)
Definition		Exposure subject to variations in the interest rate of securities traded on the international market	Exposure subject to variations in the interest rate of securities traded on the international market
Scenario 1 | Other
Sensitivity Analysis - Trading and Banking Portfolio
Risk Factors	[1]	R$ (66)	R$ (412)
Definition		Exposure not classified in other definitions	Exposure not classified in other definitions
Scenario 1 | Total excluding correlation of risk factors
Sensitivity Analysis - Trading and Banking Portfolio
Risk Factors	[1]	R$ (65,954)	R$ (49,729)
Scenario 1 | Total including correlation of risk factors
Sensitivity Analysis - Trading and Banking Portfolio
Risk Factors	[1]	(42,209)	(37,535)
Scenario 2 | Interest rate in Reais
Sensitivity Analysis - Trading and Banking Portfolio
Risk Factors	[1]	R$ (1,895,973)	R$ (2,973,012)
Definition		Exposure subject to variations in fixed interest rates and interest rate coupons	Exposure subject to variations in fixed interest rates and interest rate coupons
Scenario 2 | Price indexes
Sensitivity Analysis - Trading and Banking Portfolio
Risk Factors	[1]	R$ (1,312,832)	R$ (913,671)
Definition		Exposure subject to variations in price index coupon rates	Exposure subject to variations in price index coupon rates
Scenario 2 | Exchange coupon
Sensitivity Analysis - Trading and Banking Portfolio
Risk Factors	[1]	R$ (71,631)	R$ (119,441)
Definition		Exposure subject to variations in foreign currency coupon rates	Exposure subject to variations in foreign currency coupon rates
Scenario 2 | Foreign Currency
Sensitivity Analysis - Trading and Banking Portfolio
Risk Factors	[1]	R$ (71,103)	R$ (10,119)
Definition		Exposure subject to exchange rate variations	Exposure subject to exchange rate variations
Scenario 2 | Equities
Sensitivity Analysis - Trading and Banking Portfolio
Risk Factors	[1]	R$ (720,192)	R$ (530,729)
Definition		Exposure subject to variation in stock prices	Exposure subject to variation in stock prices
Scenario 2 | Sovereign/Eurobonds and Treasuries
Sensitivity Analysis - Trading and Banking Portfolio
Risk Factors	[1]	R$ (52,962)	R$ (92,193)
Definition		Exposure subject to variations in the interest rate of securities traded on the international market	Exposure subject to variations in the interest rate of securities traded on the international market
Scenario 2 | Other
Sensitivity Analysis - Trading and Banking Portfolio
Risk Factors	[1]	R$ (1,660)	R$ (10,298)
Definition		Exposure not classified in other definitions	Exposure not classified in other definitions
Scenario 2 | Total excluding correlation of risk factors
Sensitivity Analysis - Trading and Banking Portfolio
Risk Factors	[1]	R$ (4,126,353)	R$ (4,649,463)
Scenario 2 | Total including correlation of risk factors
Sensitivity Analysis - Trading and Banking Portfolio
Risk Factors	[1]	(3,038,149)	(3,905,602)
Scenario 3 | Interest rate in Reais
Sensitivity Analysis - Trading and Banking Portfolio
Risk Factors	[1]	R$ (3,775,039)	R$ (5,760,223)
Definition		Exposure subject to variations in fixed interest rates and interest rate coupons	Exposure subject to variations in fixed interest rates and interest rate coupons
Scenario 3 | Price indexes
Sensitivity Analysis - Trading and Banking Portfolio
Risk Factors	[1]	R$ (2,397,962)	R$ (1,630,441)
Definition		Exposure subject to variations in price index coupon rates	Exposure subject to variations in price index coupon rates
Scenario 3 | Exchange coupon
Sensitivity Analysis - Trading and Banking Portfolio
Risk Factors	[1]	R$ (139,560)	R$ (229,387)
Definition		Exposure subject to variations in foreign currency coupon rates	Exposure subject to variations in foreign currency coupon rates
Scenario 3 | Foreign Currency
Sensitivity Analysis - Trading and Banking Portfolio
Risk Factors	[1]	R$ (142,206)	R$ (20,238)
Definition		Exposure subject to exchange rate variations	Exposure subject to exchange rate variations
Scenario 3 | Equities
Sensitivity Analysis - Trading and Banking Portfolio
Risk Factors	[1]	R$ (1,440,384)	R$ (1,061,459)
Definition		Exposure subject to variation in stock prices	Exposure subject to variation in stock prices
Scenario 3 | Sovereign/Eurobonds and Treasuries
Sensitivity Analysis - Trading and Banking Portfolio
Risk Factors	[1]	R$ (104,190)	R$ (184,758)
Definition		Exposure subject to variations in the interest rate of securities traded on the international market	Exposure subject to variations in the interest rate of securities traded on the international market
Scenario 3 | Other
Sensitivity Analysis - Trading and Banking Portfolio
Risk Factors	[1]	R$ (3,320)	R$ (20,596)
Definition		Exposure not classified in other definitions	Exposure not classified in other definitions
Scenario 3 | Total excluding correlation of risk factors
Sensitivity Analysis - Trading and Banking Portfolio
Risk Factors	[1]	R$ (8,002,661)	R$ (8,907,102)
Scenario 3 | Total including correlation of risk factors
Sensitivity Analysis - Trading and Banking Portfolio
Risk Factors	[1]	R$ (5,919,579)	R$ (7,499,908)

[1]	Values net of taxes.